Debt - Schedule of Senior Notes Issued During Quarter of 2025 With Maturity Date (Parenthetical) (Detail) € in Millions, $ in Millions	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)
3.625% Senior Notes [Member]
Debt Instruments Issuance And Maturity Date [Line Items]
Senior Notes, face amount | €	€ 575
Interest rate	3.625%	3.625%
5.875% Senior Notes [Member]
Debt Instruments Issuance And Maturity Date [Line Items]
Senior Notes, face amount | $		$ 400
Interest rate	5.875%	5.875%